Revenue	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Revenue
Note 2 - Revenue
The table below summarizes Genmab’s revenue by type and collaboration partner, and royalties by product, under Genmab’s agreements.

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Revenue by type:
Royalties	$966	$789	$1,708	$1,378
Net product sales	145	101	261	176
Reimbursement revenue	12	13	20	36
Milestone revenue	10	1	26	13
Collaboration revenue	22	21	36	37
Total	$1,155	$925	$2,051	$1,640

Revenue by collaboration partner:
J&J	$783	$656	$1,375	$1,137
Roche	31	21	57	46
Novartis	144	109	261	200
BioNTech	4	11	4	30
Pfizer	23	22	39	41
Other**	25	5	54	10
Total*	$1,010	$824	$1,790	$1,464

Royalties by product:
DARZALEX	$744	$638	$1,306	$1,088
Kesimpta	143	108	259	198
TEPEZZA	31	20	57	45
Other**	48	23	86	47
Total	$966	$789	$1,708	$1,378
*Excludes Genmab’s Net product sales
**Other consist of royalties from net sales of RYBREVANT, TECVAYLI, TALVEY, TEPKINLY and BIZENGRI as well as milestones from collaboration partners

Net Product Sales
Genmab recognized net product sales of $261 million during the first six months of 2026 compared to $176 million in the first six months of 2025. The increase in net products sales was primarily driven by sales of EPKINLY in the U.S. and Japan of $242 million in the first six months of 2026 compared to $175 million in the first six months of 2025.
Contract Liabilities
Genmab has contract liabilities primarily associated with the AbbVie Agreement and Gilead Agreement (assumed through the acquisition of Merus in the fourth quarter of 2025). As part of the continued evaluation of these contract liabilities during the first six months of 2026, Genmab’s classification of contract liabilities reflects the current estimate of research and development activities as of June 30, 2026. Contract liabilities related to AbbVie and Gilead have been recognized as reimbursement revenue in the Condensed Consolidated Statements of Comprehensive Income as the performance obligations have been satisfied. The amounts recognized in the first six months of 2026 and 2025 were not material.

Refer to Note 2.1 in the Annual Report for further details regarding revenue.